Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of changes in finance lease receivables [Table Text Block]
	March 31, 2026	March 31, 2025
Finance lease receivable, beginning of year	$136,928	$1,158,384
Investment derecognized	-	(971,226)
Lease payments received	(53,283)	(53,764)
Interest income recognized+	8,282	3,534
Finance lease receivable, end of year	$91,927	$136,928
Current portion of Finance Lease Receivable	$57,982	$45,473
Long Term Portion of Finance Lease Receivable	$33,945	$91,455

Disclosure of payments to received on finance lease receivables [Table Text Block]
March 31, 2026
Year 1	$57,982
Year 2	$37,200
Year 3	$27,902
less: amount representing interest income	$(31,157)
Finance Lease Receivable	$91,927
Current Portion of Finance Lease Receivable	$57,982
Long Term Portion of Finance Lease Receivable	$33,945